Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Schedule of Construction-in-Progress

As of September 30, 2021 and December 31, 2020, equipment was as follows:

	September 30, 2021	December 31, 2020
Laboratory equipment	$6,997,964	$5,205,346
Animal facility	6,267,498	3,371,125
Animal facility equipment	1,197,366	1,003,629
Construction-in-progress	4,922,079	6,729,673
Leasehold improvements	5,605,847	185,971
Vehicles	135,593	96,693
Office furniture and equipment	46,202	20,219
	25,172,549	16,612,656

Less: accumulated depreciation and amortization	2,604,072	1,767,186

	$22,568,477	$14,845,470

As of December 31, 2020 and 2019, the Corporation’s equipment was as follows:

	2020	2019
Laboratory equipment	$5,205,346	$1,740,088
Animal facility	3,371,125	1,459,459
Animal facility equipment	1,003,629	540,000
Construction-in-progress	6,729,673	83,966
Leasehold improvements	185,971	34,285
Vehicles	96,693	22,710
Office furniture and equipment	20,219	11,347

Less: accumulated depreciation and amortization	1,767,186	1,388,197

Property, plant and equipment net	$14,845,470	$2,503,658

Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Schedule of Construction-in-Progress

The Corporation has several ongoing construction projects related to the expansion of its operating capacity. As of September 30, 2021 and December 31, 2020, the Corporation’s construction-in-progress was as follows:

	September 30, 2021	December 31, 2020
200L commercial facility	$-	$4,148,113
200L commercial facility, equipment	1,658,189	486,381
New animal barn (#6)	-	1,551,167
New animal barn (#7)	2,093,263	-
New office space (at Headquarters)	-	477,907
New laboratory space (at Headquarters)	922,077	-
New laboratory space, equipment	60,448	-
Software	137,811	-
Other	50,291	66,105
Total construction-in-progress	$4,922,079	$6,729,673

The Corporation has several ongoing construction projects related to the expansion of its operating capacity. As of December 31, 2020 and December 31, 2019, the Corporation’s construction-in-progress was as follows:

	2020	2019
200L commercial facility	$4,148,113	$-
200L commercial facility equipment	486,381	-
New animal barn (#6)	1,551,167	-
New office space (at Headquarters)	477,907	-
Other	66,105	83,966
Total construction-in-progress	$6,729,673	$83,966